Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net revenues
Net revenue	$ 69,478	$ 78,933	$ 224,700	$ 218,231	$ 293,770	$ 220,742	$ 189,919
Cost of revenues
Cost of revenues	53,132	50,916	155,023	128,314	203,815	145,391	118,287
Gross profit	16,346	28,017	69,677	89,917	89,955	75,351	71,632
Selling, general, and administrative expenses	25,526	24,952	92,458	66,724	105,296	72,505	64,699
Impairment of intangible assets					0	1,081	1,282
Amortization expense	1,813	2,083	5,429	3,938	5,948	100
Goodwill impairment losses	0	0	125,285	0		0	0
Intangible impairment losses	0	0	13,823	0
Gain on remeasurement of contingent liability	0	0	(2,648)	0
Gain on litigation proceeds	(884)	0	(1,414)	0	(3,000)	(4,750)	0
Loss (gain) on sale leaseback	(333)	(333)	(550)	(1,000)
Loss (gain) on sale of property, plant, and equipment	(5,977)	431	(5,625)	507	485	(1,001)	(1,052)
Deferred gain on sale leaseback			(550)	(1,000)	(1,334)	(1,335)	(1,111)
Gain on remeasurement of contingent consideration liabilities			(2,648)	0	(3,570)	(329)	(1,035)
Income (loss) from operations	(3,799)	884	(157,081)	19,748	(7,922)	9,180	7,738
Other income (expense)
Interest expense	(4,291)	(3,729)	(13,322)	(10,825)	(13,910)	(11,581)	(15,422)
Net unrealized gain on interest rate swap agreements	(3,596)	4,553	4,892	8,582	22,950	6,136	(12,945)
Loss on extinguishment of debt	0	0	(479)	0		0	147
Gain on paycheck protection program loan forgiveness					0	6,604	0
Other, net	(161)	1,957	326	1,945	(736)	515	972
Total other income (expense), net	(8,048)	2,781	(8,583)	(298)	8,304	1,674	(27,395)
(Loss) Income before provision for income taxes	(11,847)	3,665	(165,664)	19,450	382	10,854	(19,657)
Income tax provision (benefit)	(1,673)	958	(24,231)	5,412	1,061	766	(9,957)
Net (loss) income	(10,174)	2,707	(141,433)	14,038	(679)	10,088	(9,700)
Net income (loss) attributable to the noncontrolling interests	(14)	(73)	(1,403)	(138)	(108)	218
Net (loss) income attributable to Vintage Wine Estates, Inc.	$ (10,160)	$ 2,780	$ (140,030)	$ 14,176	(571)	9,870	(9,741)
Accretion on redeemable Series B stock					0	5,785	4,978
Net (loss) income allocable to common stockholders					$ (571)	$ 4,085	$ (14,719)
Net earnings (loss) per share allocable to common stockholders
Basic	$ (0.17)	$ 0.05	$ (2.37)	$ 0.23	$ (0.01)	$ 0.14	$ (0.67)
Diluted	$ (0.17)	$ 0.05	$ (2.37)	$ 0.23	$ (0.01)	$ 0.14	$ (0.67)
Weighted average shares used in the calculation of earnings (loss) per share allocable to common stockholders
Basic	59,289,659	61,410,403	59,014,915	60,773,258	60,673,789	24,696,828	21,920,583
Diluted	59,289,659	61,410,403	59,014,915	60,773,258	60,673,789	25,179,502	21,920,583
Previously Reported
Cost of revenues
Loss (gain) on sale of property, plant, and equipment						$ 2,336
Other income (expense)
Net income (loss) attributable to the noncontrolling interests						(218)	$ (41)
Wine And Spirits
Net revenues
Net revenue						177,331	155,741
Cost of revenues
Cost of revenues						119,350	98,236
Wine, Spirits and Cider
Net revenues
Net revenue	$ 41,443	$ 50,859	$ 146,160	$ 157,292	$ 208,954	177,331
Cost of revenues
Cost of revenues	37,829	38,764	108,499	98,428	151,117	119,350
Nonwine
Net revenues
Net revenue	28,035	28,074	78,540	60,939	84,816	43,411	34,178
Cost of revenues
Cost of revenues	$ 15,303	$ 12,152	$ 46,524	$ 29,886	$ 52,698	$ 26,041	$ 20,051